Income Taxes - Schedule of Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax [line items]
Net earnings	$ 1,471,720	$ 529,140
Subsidiaries [member]
Income tax [line items]
Net earnings	$ 1,650,000	$ 757,000